Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Cash Flows from Operating Activities
Net loss	$ (1,553,643)	$ (386,027)	$ (6,250,956)	$ (24,434,336)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization of property, equipment and intangibles			560,781	490,640
Loss on disposal of property and equipment			5,878
Depreciation and amortization	177,376	130,145
Amortization of convertible debt discounts and warrants	121,270	8,750	91,143	274,703
Impairment expense			195,346
Change in fair value of derivative liability		(1,008,000)	(1,842,000)	1,595,388
Extinguishment of PPP loan				310,832
Stock issued for services and donated	385,428	32,750	172,802	2,778,550
Stock issued under Equity Purchase Agreement		252,900	2,143,500	8,527,891
Fair value of warrants issued	150,000
Stock issued for commitment fees			813,750
Stock issued to reduce liabilities				10,292,616
Changes in assets and liabilities:
Accounts receivable	(345,103)	(61,683)	413,448	(36,219)
Inventories	51,399	(109,402)	2,122,236	(2,320,155)
Right of use assets	19,721	16,321	28,539	15,931
Accounts payable	(120,178)	7,847	(92,485)	(973,836)
Accrued expenses	140,573	382,863	738,435	(2,158,140)
Deferred revenue	471,997	(139,273)	(278,426)	(680,130)
Net cash used in operating activities	(501,160)	(872,809)	(1,178,009)	(6,316,265)
Cash Flows from Investing Activities
Acquisition of business				38,846
Purchases of property and equipment			(259,307)	(33,238)
Purchases of capitalized development costs	(420,559)	(4,160)	(503,706)	(508,266)
Net cash used in investing activities	(420,559)	(4,160)	(763,013)	(502,658)
Cash Flows from Financing Activities
Principal payments on financing lease obligations		(1,392)		(334,956)
Principal payments on notes payable	(245,986)	(128,042)	(518,598)	(62,898)
Proceeds (payments) on notes and advances from stockholders, net	396,595	(13,998)	(175,274)	(16,177)
Proceeds (payments) on line of credit, net	155,837	(4,999)
Payments on convertible notes payable				(110,000)
Proceeds from convertible notes payable				2,697,730
Proceeds from notes payable	477,500		2,490,500
Proceeds from sale of common stock under Equity Purchase Agreement		838,100	500,000	5,073,438
Payments on line of credit, net			(991,598)	(245,000)
Proceeds from notes payable-related parties			395,300	45,986
Net cash provided by financing activities	783,946	689,669	1,700,330	6,948,123
Net Decrease in Cash	(137,773)	(187,300)
Net (Decrease) Increase in Cash and Cash Equivalents			(240,692)	129,200
Cash, Beginning of Period	300,899	541,591	541,591	412,391
Cash, End of Period	163,126	354,291	300,899	541,591
Supplemental and Non Cash Disclosures
Noncash additions related to notes payable			53,750	228,020
Legal fees netted from loan proceeds	50,413
Cash paid for interest	109,725	37,079	32,080	263,242
Settlement of note payable	400,000
Interest on shares issued under Equity Purchase Agreement		252,900
Stock issued for services	188,128	32,750
Related party note payable issued for acquisition of business				194,526
Acquisition of intangibles				46,869
Convertible notes and warrants extinguished			1,825,000	5,402,885
Stock issued for services and donated			172,852	2,778,550
Property and equipment purchased with financing lease			97,523
Accretion of discount and change in fair value of derivatives	$ 121,270	$ 999,250	91,143	382,436
Common stock issued in exchange for convertible debt reduction				13,031,235
Common stock issued in connection with the Equity Purchase Agreement			$ 2,143,500	$ 13,601,329